Non-controlling interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling interests
Carrying amount of noncontrolling interests	€ 0
Profit/(loss)	€ (35,532)	€ (31,841)	€ (46,246)
Centogene GmbH, Vienna
Non-controlling interests
Additional percentage ownership in subsidiary acquired	10.00%	10.00%
Net assets/(liabilities)			(528)
Carrying amount of noncontrolling interests			(53)
Profit/(loss)			(6)
Profit/(loss) allocated to noncontrolling interests			(1)
Dr. Bauer Laboratoriums GmbH
Non-controlling interests
Net assets/(liabilities)			245
Revenue			109,015
Profit/(loss)			98
Profit/(loss) allocated to noncontrolling interests			€ 98